Fair Value of Financial Assets and Liabilities - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Jan. 01, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash proceeds from the sale of the warrants		$ 134
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value assumptions unobservable inputs	32.00%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value assumptions unobservable inputs	48.00%
Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Issue of warrants to purchase shares of common stock	11,180
Exercise price	$ 133.32
Warrants expiration date	Mar. 02, 2020
Warrants expiration extended date	Apr. 30, 2020
Cash proceeds from the sale of the warrants	$ 134
Carrying value of warrants			$ 168
Warrant [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of warrants	$ 168